Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

4. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Cash at bank	92,216	34,738	4,967
Other cash and cash equivalents	370	29,531	4,223
	92,586	64,269	9,190